Convertible note - Changes in convertible notes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair value measurement
Liabilities at beginning of period	¥ 527,035
Liabilities at end of period	476,878		¥ 527,035
Convertible note 2020
Fair value measurement
Liabilities at beginning of period	19,506		64,565
Converted into shares			(45,175)
Change in fair value			116
Repayment during the year			(45,175)
Converted into other payables	¥ 19,506	$ 2,700,000
Liabilities at end of period			19,506
Fair value changes for the year included in consolidated statement of comprehensive income (loss) for liabilities held at the year end			¥ 116